Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of Future Minimum Lease Payments

Future minimum lease payments as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Within a year	~~W~~	2,333	~~W~~	1,896	~~W~~	1,637
Over a year and within three years		358		1,972		—
Total	~~W~~	2,691	~~W~~	3,868	~~W~~	1,637